UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-01236

DWS Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  3/31

Date of reporting period:  6/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2012 (Unaudited)

DWS Alternative Asset Allocation Fund
	Shares	Value ($)
Mutual Funds 83.0%
DWS Disciplined Market Neutral Fund "Institutional" (a)	11,387,357	107,724,401
DWS Emerging Markets Equity Fund "Institutional" (a)	2,295,174	34,748,935
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	29,359,420	96,592,491
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	5,244,238	54,802,289
DWS Floating Rate Fund "Institutional" (a)	8,074,899	74,612,070
DWS Global Inflation Fund "Institutional" (a)	5,814,862	64,079,776
DWS RREEF Global Infrastructure Fund "Institutional" (a)	5,935,167	65,464,887
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)	9,100,945	69,713,236

Total Mutual Funds (Cost $549,441,871)		567,738,085
Exchange-Traded Funds 15.2%
iShares S&P Global Timber & Forestry Index Fund	95,051	3,557,759
iShares S&P U.S. Preferred Stock Index Fund	618,181	24,146,150
Market Vectors Agribusiness Fund	289,815	14,369,028
SPDR Barclays Capital Convertible Securities	366,968	13,783,318
SPDR Barclays Capital International Treasury Bond	349,427	20,665,113
Vanguard FTSE All World ex-U.S. Small-Cap Fund	76,224	6,203,109
WisdomTree Emerging Markets Local Debt Fund	278,070	14,075,903
WisdomTree Emerging Markets SmallCap Dividend Fund	173,637	7,523,691

Total Exchange-Traded Funds (Cost $104,167,283)		104,324,071
Cash Equivalents 1.0%
Central Cash Management Fund, 0.14% (a) (b) (Cost $6,807,952)	6,807,952	6,807,952

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $660,417,106) †	99.2	678,870,108
Other Assets and Liabilities, Net	0.8	5,607,267

Net Assets	100.0	684,477,375

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $714,274,646.  At June 30, 2012, net unrealized depreciation for all securities based on tax cost was $35,404,538.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $33,286,232 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $68,690,770.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b) The rate shown is the annualized seven-day yield at period end.
FTSE: Financial Times and the London Stock Exchange
SPDR: Standard & Poor's Depositary Receipt
At June 30, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	9/17/2012	93	11,941,754	4,313
10 Year Japanese Government Bond	JPY	9/10/2012	23	41,344,467	97,477
Federal Republic of Germany Euro-Bund	EUR	9/6/2012	151	26,924,634	(113,191)
Federal Republic of Germany Euro-Schatz	EUR	9/6/2012	420	58,729,160	(131,862)
Total net unrealized depreciation					(143,263)

At June 30, 2012, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Canadian Government Bond	CAD	9/19/2012	115	15,638,690	(59,801)
10 Year U.S. Treasury Note	USD	9/19/2012	213	28,408,875	(90,801)
2 Year U.S. Treasury Note	USD	9/28/2012	1,076	236,921,750	117,467
United Kingdom Long Gilt Bond	GBP	9/26/2012	35	6,529,049	(9,638)
Total net unrealized depreciation					(42,773)

At June 30, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	7,122,703	AUD	7,020,000	7/25/2012	49,064	UBS AG
USD	12,767,299	NZD	16,020,000	7/25/2012	71,579	UBS AG
GBP	5,460,000	USD	8,571,108	7/25/2012	7,283	UBS AG
CHF	4,710,000	USD	4,971,816	7/25/2012	3,553	UBS AG
NOK	7,840,000	USD	1,323,922	7/25/2012	8,692	UBS AG
Total unrealized appreciation					140,171

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

SEK	12,650,000	USD	1,811,114	7/25/2012	(17,362)	UBS AG
JPY	362,450,000	USD	4,529,889	7/25/2012	(12,391)	UBS AG
EUR	8,500,000	USD	10,758,731	7/25/2012	(10,934)	UBS AG
CAD	1,120,000	USD	1,096,255	7/25/2012	(2,280)	UBS AG
Total unrealized depreciation					(42,967)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Mutual Funds	$567,738,085	$—	$—	$567,738,085
Exchange-Traded Funds	104,324,071	—	—	104,324,071
Short-Term Investments	6,807,952	—	—	6,807,952
Derivatives(c)	219,257	140,171	—	359,428
Total	$679,089,365	$140,171	$—	$679,229,536
Liabilities
Derivatives(c)	$(405,293)	$(42,967)	$—	$(448,260)
Total	$(405,293)	$(42,967)	$—	$(448,260)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2012.
(c)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Interest Rate Contracts	$(186,036)	$—
Foreign Exchange Contracts	$—	$97,204

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Alternative Asset Allocation Fund, a series of DWS Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 15, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 15, 2012